GOODWILL AND OTHER INTANGIBLES - Changes in the Carrying Amount of Goodwill (Details) $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($)
Goodwill [Roll Forward]
Balance at beginning	$ 1,924
Foreign currency translation and other	(6)
Balance at ending	1,918
Agriculture
Goodwill [Roll Forward]
Balance at beginning	1,695
Foreign currency translation and other	(2)
Balance at ending	1,693
Commercial and Specialty Vehicles
Goodwill [Roll Forward]
Balance at beginning	65
Foreign currency translation and other	(3)
Balance at ending	62
Powertrain
Goodwill [Roll Forward]
Balance at beginning	7
Foreign currency translation and other	0
Balance at ending	7
Financial Services
Goodwill [Roll Forward]
Balance at beginning	157
Foreign currency translation and other	(1)
Balance at ending	$ 156